Insurance contract liabilities - Disclosure of technical reserve balances with time (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 11,958,058	S/ 12,501,723
Technical Reserves For Insurance Claims [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	222,063	203,648	S/ 203,175	S/ 293,508
Technical Reserves For Insurance Claims [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	138,620	133,308
Technical Reserves For Insurance Claims [Member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	83,443	70,340
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	12,233	8,201	3,691	1,812
Technical Reserves For Insurance Claims [Member] | Annuities [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	12,233	8,201
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	80,052	89,676	116,130	214,061
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	61,700	71,473
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	18,352	18,203
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	105,322	83,712	60,032	55,873
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	46,411	33,093
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	58,911	50,619
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	17,897	14,189	13,250	11,616
Technical Reserves For Insurance Claims [Member] | General Insurance | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	12,514	13,740
Technical Reserves For Insurance Claims [Member] | General Insurance | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	5,383	449
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	6,559	7,870	S/ 10,072	S/ 10,146
Technical Reserves For Insurance Claims [Member] | SCTR | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	5,762	6,801
Technical Reserves For Insurance Claims [Member] | SCTR | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 797	S/ 1,069